VictoryShares International Free Cash Flow ETF Shareholder Fees	Jun. 23, 2025 USD ($)
VictoryShares International Free Cash Flow ETF | VictoryShares International Free Cash Flow ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0